UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-7739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ	08876
(Address of principal executive offices)	(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: 10/31/2004

Date of reporting period: 7/31/04

Item 1. Schedule of Investments. – The schedule of investments for the period ending July 31, 2004 is filed herewith.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/S/ David R. Loevner
David R. Loevner, President
Date	September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ David R. Loevner
David R. Loevner, President
Date	September 9, 2004

By	/S/ Richard Reiter
Richard Reiter, Treasurer and Chief Financial Officer
Date	September 9, 2004

1

Harding, Loevner Funds, Inc.

International Equity Portfolio

Statement of Net Assets

July 31, 2004 (unaudited)

	Shares	Value

Long Term Investments - 97.5%

Common Stocks - 96.7%

Canada - 6.0%
EnCana Corp. (Oil & Gas)	227,266	10,072,429
Imperial Oil Ltd. (Integrated International Oil Producers)	202,480	10,020,735
		20,093,164
China - 1.3%

Yanzhou Coal Mining Co., Ltd., Class H (Metals & Mining)	3,666,000	4,450,278

Denmark - 1.4%
ISS A/S (Service Organizations)	95,793	4,708,957

France - 7.8%

Air Liquide (Industrial Chemicals & Gases Manufacturers)	67,275	10,880,298
Carrefour SA (Miscellaneous Retailers)	96,560	4,601,331
Dassault Systemes SA (Software)	88,700	3,973,064
Schneider Electric SA (Heavy Machinery)	109,810	6,978,361
		26,433,054
Germany - 3.5%
Metro AG (Food & Drug Retailing)	255,570	11,720,581

Hong Kong - 2.1%
Denway Motors Ltd. (Automobiles)	7,342,000	2,758,507
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	1,720,500	4,271,409
		7,029,916
India - 4.2%
HDFC Bank Ltd. (Banks)	722,300	5,838,932
Reliance Industries Ltd. (Oil & Gas)	799,000	8,425,129
		14,264,061
Ireland - 1.8%
CRH plc (Construction Materials)	269,252	6,070,161

Japan - 18.7%
Asatsu-DK Inc. (Advertising Agencies)	79,700	2,111,224
Canon Inc. (Business Machines & Office Equipment)	173,200	8,455,579
Kao Corp. (Cosmetics & Personal Care)	279,600	6,930,357
Keyence Corp. (Electronic Equipment & Instruments)	32,450	6,857,005
Matsushita Electric Industrial Co., Ltd. (Home Construction, Furnishings & Appliances)	395,000	5,257,607
Mitsubishi Corp. (General Diversified)	858,000	8,256,684
Nissan Motor Co., Ltd. (Automobiles)	589,900	6,335,447
Nomura Holdings Inc. (Financial Services)	538,000	7,371,251
Rohm Co., Ltd. (Electronics)	79,600	8,525,963
Sumitomo Mitsui Financial Group Inc. (Banks)	500	3,009,824
		63,110,941
Mexico - 1.4%
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	153,490	4,674,354

Netherlands - 6.5%
Heineken NV (Beverages, Food & Tobacco)	150,537	4,711,538
IHC Caland NV (Shipbuilding)	180,578	7,664,655

1

	Shares	Value

Qiagen NV (Health Care Equipment & Supplies)*	305,500	2,929,424
VNU NV (Media)	250,100	6,601,030
		21,906,647
Singapore - 1.3%
DBS Group Holdings Ltd. (Commercial Banks)	504,083	4,547,656

South Africa - 1.7%
Sasol Ltd. (Oil & Gas)	340,900	5,657,997

South Korea - 1.8%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	34,000	6,086,000

Spain - 3.5%
Bankinter SA (Commercial Banks)	101,700	3,687,416
Santander Central Hispano SA (Banks)	863,200	8,200,088
		11,887,504
Sweden - 3.1%
Atlas Copco AB, Class A (Heavy Machinery)	146,600	5,255,977
Skandinaviska Enskilda Banken AB, Class A (Banks)	396,300	5,345,336
		10,601,313
Switzerland - 15.2%
ABB Ltd. (Power Transmission Equipment)*	1,430,500	7,718,475
Actelion Ltd. (Pharmaceuticals)*	34,700	3,311,097
Nestle SA - ADR (Diversified Food)	142,120	9,081,411
Novartis AG - Registered (Pharmaceuticals)	171,400	7,661,942
Roche Holding AG - Genusschein (Pharmaceuticals)	94,830	9,369,970
Swiss Re - Registered (Insurance)	111,100	6,484,448
UBS AG - Registered (Banks)	114,510	7,656,180
		51,283,523
Taiwan - 1.0%
Taiwan Semiconductor (Parts & Components)	2,685,576	3,385,939

Thailand - 2.7%
Advanced Information Service plc (Telecommunications)	2,144,800	4,984,888
Bangkok Bank Co., Ltd. (Banks)*	1,793,900	4,120,215
		9,105,103
United Kingdom - 11.7%
Close Brothers Group plc (Diversified Financials)	391,213	4,751,993
Signet Group plc (Retailers)	1,746,600	3,458,379
Standard Chartered plc (Other Financial Services)	360,740	5,975,055
Unilever plc (Diversified Food)	642,000	5,676,361

Vodafone Group plc - Sponsored ADR (Telephone Systems)	421,841	9,166,605
WPP Group plc (Advertising Agencies)	1,149,130	10,642,181
		39,670,574

Total Common Stocks (Cost $275,149,727)		326,687,723

Preferred Stock - 0.8%
Bermuda - 0.8%
Taiwan Semi Flemings - 144A (Cost $2,357,321)*	407,931	2,574,322

Total Long Term Investments (Cost $277,507,048)		329,262,045

2

Shares	Value

	Face Amount
Repurchase Agreement - 4.0%
Investors Bank & Trust Repurchase Agreement, 1.00% due 08/02/04 in the amount of $13,394,687; issued 07/30/04 (collateralized by $12,953,276 par of SBA #506533, 4.305% due 08/25/28 with a market value of $14,063,250. (Cost $13,393,571)	13,393,571	13,393,571

Total Investments - 101.5% (Cost $290,900,619)		$342,655,616
Other assets less liabilities - (1.5)%		(4,953,725)

Net Assets - 100.0%		$337,701,891

Summary of Abbreviations
144A -	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

*	Non-income producing security

3

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Statement of Net Assets

July 31, 2004 (unaudited)

	Shares	Value

Long Term Investments - 97.7%

Common Stocks - 94.5%

Austria - 1.3%
Erste Bank der oesterreichischen Sparkassen AG (Banks)	16,000	620,437

Brazil - 7.5%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	18,233	630,862
Cia Vale Do Rio Doce - ADR (Metals & Mining)	5,000	269,500
Companhia Vale do Rio Doce - ADR (Metals & Mining)	16,300	718,830
Compania Brasileira de Distribuicao Grupo Pao de Acurcar (National & Regional Food Chains)	29,800	564,412
Petroleo Brasileiro SA - ADR (Oil & Gas)	25,000	708,000

Votorantim Celulose - Sponsored ADR (Diversified Paper)	20,300	725,928
		3,617,532
Chile - 1.2%
Banco Santander - ADR (Banks)	21,900	582,540

China - 1.3%

Yanzhou Coal Mining Co., Ltd., Class H (Metals & Mining)	520,000	631,245

Estonia - 1.3%
Hansabank Ltd. (Banks)	77,000	636,957

Hong Kong - 5.0%
China Mobile HK Ltd. - ADR (Telephone Systems)	40,700	590,964
CNOOC Ltd. (Oil & Gas)	1,250,000	602,732
Denway Motors Ltd. (Automobiles)	632,000	237,453
Techtronic Industries Co. (Electrical Equipment)	340,000	507,096
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)	200,000	496,531
		2,434,776
Hungary - 1.3%
MOL Magyar Olaj-es Gazipari Rt. (Oil & Gas)	15,000	618,962

India - 7.3%
Bajaj Auto Ltd. (Automotive)	28,000	496,518
Bharti Tele-Ventures Ltd. (Telephone Systems)*	262,000	858,924
Housing Development Finance Corp., Ltd. (Other Financial Services)	48,000	595,213
ICICI Bank Ltd. (Banks)*	66,000	379,787
ICICI Bank Ltd. - Sponsored ADR (Banks)*	14,000	182,280
Reliance Industries Ltd. - Sponsored GDR 144A (Oil & Gas)	46,500	1,009,050
		3,521,772
Indonesia - 3.5%
PT Bank Danamon Indonesia Tbk (Banks)*	1,100,000	385,506
PT Telekomunikasi Indonesia - ADR (Telecommunications)	49,900	848,799
PT Unilever Indonesia Tbk (Cosmetics & Personal Care)	1,050,000	433,897
		1,668,202
Israel - 1.5%
Orbotech Ltd. (Electronic Equipment & Instruments)*	22,400	381,226

1

	Shares	Value

Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug Manufacturers)	12,400	367,040
		748,266
Luxembourg - 1.3%
Tenaris SA - ADR (Metals & Mining)	18,300	650,748

Malaysia - 1.9%
Maxis Communications Berhad (Telephone Systems)	270,000	625,669
Resorts World Berhad (Entertainment & Leisure)	125,000	297,723
		923,392
Mexico - 8.4%
America Movil SA de CV Series L - ADR (Telephone Systems)	25,700	918,261
Consorcio ARA SA de CV Series (Real Estate)*	173,000	469,800
Corporacion GEO SA de CV Series B (Real Estate)*	310,000	423,635
Grupo Aeroportuario del Sureste SA de CV - ADR (Commercial Services & Supplies)	28,400	604,920
Grupo Televisa SA (Radio & TV Broadcasters)	18,300	860,100
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	25,900	788,753
		4,065,469
Philippines - 2.2%
Globe Telecom Inc. (Communications)	32,000	489,010
Philippine Long Distance Telephone Co. - Sponsored ADR (Telephone Systems)*	26,400	591,624
		1,080,634
Poland - 0.7%
Grupa Kety SA (Metals & Mining)	8,800	346,181

Russia - 4.8%
Oao Gazprom - Sponsored ADR Reg S (Oil & Gas)	25,500	752,250
Sberbank of Russia (Banks)	1,875	712,500
VimpelCom - Sponsored ADR (Telephone Systems)*	9,500	830,775
		2,295,525
South Africa - 11.1%
Bidvest Group Ltd. (Industrial Conglomerates)	77,589	680,459
Impala Platinum Holdings Ltd. (Metals & Mining)	11,500	909,961
JD Group Ltd. (Home Construction, Furnishings & Appliances)	90,000	636,983
MTN Group Ltd. (Telephone Systems)	125,000	536,727
Sappi Ltd. - ADR (Pharmaceuticals)	23,500	342,630
Sasol Ltd. (Oil & Gas)	57,400	952,681
Standard Bank Investment Corp., Ltd. (Banks)	108,500	742,956
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	435,000	558,946
		5,361,343
South Korea - 14.1%
Hankook Tire Co., Ltd. (Automotive)	60,000	451,587
Hite Brewery Co., Ltd. (Brewers)	7,600	510,130
Hyundai Mobis (Automotive)	13,000	547,809
Hyundai Motor Co., Ltd. (Automobiles)	17,000	630,309
Kookmin Bank - ADR (Banks)*	23,000	634,340
LG Electronics Inc. (Electronics)	16,400	682,309
S1 Corp. (Securities Brokerage)	16,600	411,269
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	6,350	1,136,650
Samsung SDI Co., Ltd. (Diversified Electronics)	7,100	664,168

2

	Shares	Value

Shinsegae Co., Ltd. (Retailers)	3,000	698,406
SK Telecom Co. (Telecommunications)	3,200	434,199
		6,801,176
Taiwan - 8.5%
Advantech Co., Ltd. (Computers & Information)	289,508	566,102
Delta Electronics (Electrical Equipment)	317,625	391,524
Formosa Chemicals & Fibre Corp. (Textiles & Apparel)	351,000	513,904
Premier Image Technology (Electronic Equipment & Instruments)	547,575	490,588
Quanta Computer Inc. (Computers & Peripherals)	323,146	524,020
Synnex Technology International Corp. (Systems & Subsystems)	210,000	317,973
Synnex Technology International Corp. - GDR (Systems & Subsystems)	68,387	411,938
Taiwan Semiconductor (Parts & Components)	350,672	442,123
Tong Yang Industry Co., Ltd. (Automotive)	300,000	472,171
		4,130,343
Thailand - 2.6%
Advanced Information Service plc (Telecommunications)	275,000	639,148
Siam Cement Public Co., Ltd. (Cement Producers)	102,000	603,634
		1,242,782
Turkey - 3.7%
Akbank TAS (Banks)	125,000,000	515,858
Anadolu Efes Biracilik ve Malt Sanayii AS (Beverages, Food & Tobacco)	48,722,000	671,042
Arcelik AS (Industrial - Diversified)*	113,000,000	604,802
		1,791,702
United Kingdom - 4.0%
Anglo American plc - ADR (Metals & Mining)	47,727	1,015,631
SABMiller plc (Brewers)	70,350	896,656
		1,912,287

Total Common Stocks (Cost $39,409,910)		45,682,271

Preferred Stock - 3.2%
Brazil - 1.3%
Banco Itau SA - ADR (Commercial Banks)	13,296	614,807

South Korea - 1.9%
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	7,500	924,375

Total Preferred Stock (Cost $999,963)		1,539,182

Total Long Term Investments (Cost $40,409,873)		47,221,453

	Face Amount
Repurchase Agreement - 2.2%
Investors Bank & Trust Repurchase Agreement, 1.00% due 08/02/04 in the amount of $1,060,813; issued 07/30/04 (collateralized by $1,004,141 par of SBA #505907, 5.125% due 06/25/23 with a market value of $1,113,761) (Cost $1,060,725)	1,060,725	1,060,725

3

	Shares	Value

Total Investments - 99.9% (Cost $41,470,598)		$48,282,178
Other assets less liabilities - .1%		25,493

Net Assets - 100.0%		$48,307,671

Summary of Abbreviations
144A -	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR -	American Depository Receipt
GDR -	Global Depositary Receipt
SBA -	Small Business Administration

*	Non-income producing security

4

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Statement of Net Assets

July 31, 2004 (unaudited)

	Shares	Value

Long Term Investments - 98.0%

Common Stocks - 96.8%

Australia - 2.3%
Rio Tinto Ltd. (Diversified Metal Producers)	22,100	586,851

Austria - 1.4%
Erste Bank der oesterreichischen Sparkassen AG (Banks)	9,000	348,996

Canada - 2.9%
EnCana Corp. (Oil & Gas)	16,300	722,416

China - 0.7%

Anhui Conch Cement Co., Ltd., Class H (Building Materials)	180,000	187,652

France - 7.3%

Air Liquide (Industrial Chemicals & Gases Manufacturers)	1,832	296,287
Dassault Systemes SA (Software)	16,100	721,154
L’Oreal SA (Cosmetics & Personal Care)	6,620	474,025
Schlumberger Ltd. (Exploration, Drilling Service & Equipment)	5,400	347,328
		1,838,794
Germany - 2.0%
Deutsche Bank AG (Commercial Banks)	7,400	513,829

Hong Kong - 2.5%
Denway Motors Ltd. (Automobiles)	1,688,000	634,209

Japan - 12.7%
Canon Inc. (Business Machines & Office Equipment)	6,000	292,918
Hirose Electronics Co., Ltd. (Electrical Equipment)	3,000	290,510
JSR Corp. (Automotive)	21,000	347,479
Keyence Corp. (Electronic Equipment & Instruments)	2,600	549,406
Mitsubishi Corp. (General Diversified)	50,600	486,933
Nomura Holdings Inc. (Financial Services)	20,700	283,615
Rohm Co., Ltd. (Electronics)	4,400	471,284
Sony Corp. - ADR (Radio, TV, & Phonograph Manufacturers)	7,300	252,945
Sumitomo Mitsui Financial Group Inc. (Banks)	40	240,786
		3,215,876
Mexico - 2.7%
Coca-Cola Femsa SA de CV - ADR (Beverages, Food & Tobacco)	13,200	270,600
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)	13,300	405,036
		675,636
Netherlands - 4.0%
Heineken NV (Beverages, Food & Tobacco)	10,250	320,807
Qiagen NV (Health Care Equipment & Supplies)*	21,500	206,162
VNU NV (Media)	18,000	475,084
		1,002,053
South Africa - 1.8%
Sasol Ltd. (Oil & Gas)	27,440	455,428

	Shares	Value

South Korea - 3.6%
Kookmin Bank - ADR (Banks)*	11,900	328,202
Samsung Electronics Co., Ltd. - GDR (Diversified Electronics)	3,270	585,330
		913,532
Spain - 1.0%
Bankinter SA (Commercial Banks)	6,700	242,927

Switzerland - 6.8%
ABB Ltd. (Power Transmission Equipment)*	65,100	351,257
Nestle SA - ADR (Diversified Food)	8,420	538,035
Novartis AG - Registered (Pharmaceuticals)	8,220	367,451
Swiss Re - Registered (Insurance)	7,900	461,090
		1,717,833
Taiwan - 0.0%
Taiwan Semiconductor (Parts & Components)	393	495

Thailand - 1.3%
Bangkok Bank Co., Ltd. (Banks)*	146,700	336,939

United Kingdom - 7.3%
Pearson plc (Miscellaneous Printing & Publishing)	34,900	391,849
Standard Chartered plc (Other Financial Services)	17,700	293,171

Vodafone Group plc - Sponsored ADR (Telephone Systems)	35,900	780,107
WPP Group plc (Advertising Agencies)	40,600	376,000
		1,841,127
United States - 36.5%
Abbott Laboratories (Pharmaceuticals)	8,000	314,800
Air Products & Chemicals Inc. (Industrial Chemicals & Gases Manufacturers)	5,900	305,325
American International Group (Insurance Companies)	9,200	649,980
Analog Devices (Semiconductor Equipment & Products)	15,700	623,290
BEA Systems Inc. (Computer Software & Processing)*	18,400	119,416
Berkshire Hathaway Inc., Class A (Insurance Companies)	3	261,750
Caterpillar Inc. (Heavy Machinery)	8,950	657,735
Colgate-Palmolive Co. (Cosmetics & Toiletries)	5,400	287,280
Comcast Corp., Class A (Media)*	11,300	309,620
Emerson Electric Co. (Electrical Equipment)	6,850	415,795
Estee Lauder Companies Inc., Class A (Cosmetics & Personal Care)	7,600	333,640

Exxon Mobil Corp. (Integrated International Oil Producers)	6,700	310,210
J.P. Morgan Chase & Co. (Banks)	10,160	379,273
Kinder Morgan Inc. (Oil & Gas)	10,170	610,302
Medco Health Solutions Inc. (Insurance)*	7,389	223,887
Merck & Co., Inc. (Pharmaceuticals)	9,560	433,546
Oracle Corp. (Computer Software & Processing)*	44,400	466,644
Praxair Inc. (Chemicals)	7,900	311,655
Qualcomm Inc. (Communications)	8,900	614,812
The Coca-Cola Company (Beverages, Food & Tobacco)	7,580	332,459
TJX Companies Inc. (Retailers)	33,700	790,939
Viacom Inc., Class B (Media)	13,350	448,427

	Shares	Value

		9,200,785

Total Common Stocks (Cost $20,875,972)		24,435,378

Preferred Stock - 1.2%
Bermuda - 1.2%
Taiwan Semi Flemings - 144A (Cost $385,107)*	46,939	296,217

Total Long Term Investments (Cost $21,261,079)		24,731,595

	Face Amount
Repurchase Agreement - 2.0%
Investors Bank & Trust Repurchase Agreement, 1.00% due 08/02/04 in the amount of $519,352; issued 07/30/04 (collateralized by $546,211 par of FNMA COF FLTR 1993- 186 F, 2.508% due 09/25/08 with a market value of $546,394) (Cost $519,309)	519,309	519,309

Total Investments - 100.0% (Cost $21,780,388)		$25,250,904
Other assets less liabilities - (.0)%		(12,437)

Net Assets - 100.0%		$25,238,467

Summary of Abbreviations
144A -	Security exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be sold in
transactions exempt from registration, normally to qualified buyers.
ADR -	American Depository Receipt
FNMA -	Federal National Mortgage Association
GDR -	Global Depositary Receipt

*	Non-income producing security

Tax Basis Unrealized Appreciation / Depreciation

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
International Equity	$59,216,035	$8,143,561	$51,072,474	$278,189,571
Emerging Markets	8,325,771	1,567,062	6,758,709	40,462,744
Global Equity	4,512,289	1,137,909	3,374,380	21,357,214